Financing Leases (Details Textual)				1 Months Ended	3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 01, 2018 USD ($)	Jun. 14, 2017 USD ($)	Mar. 03, 2017 USD ($)	Mar. 02, 2018 USD ($)	Sep. 30, 2019 USD ($) Payments	Sep. 30, 2019 USD ($) Payments	Sep. 30, 2018 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) Payments	Dec. 31, 2017 USD ($)	Apr. 18, 2018 USD ($)
Financing Leases
Amortization of debt issuance costs						$ 206,313	$ 88,481		$ 29,239	$ 29,282
Number of payments | Payments					46	46			46
Forbearance amount											$ 173,376
Forbearance fee					$ 4,500	$ 4,500			$ 4,500
Current balance of the term loan					475,000	475,000			475,000
Lease payable beginning					12,882	12,882			12,882
Lease payable ending					38,000	38,000			38,000
Early payout loss					405,674	405,674			405,674
Loss from the write-off of unamortized debt issuance costs					95,130	95,130			95,130
Delayed payment					85,322	$ 85,322			$ 85,322
Master Lease Agreement [Member]
Financing Leases
Lease term, description						If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount.			If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount.
Administration fee						$ 5,000			$ 5,000
Leases payable description under lease agreement						(a) $162,000 (five percent (5%) of the total invoice cost (as defined in the master lease agreement)); or (b) the fair market value of the equipment, as determined by Utica. Upon the expiration of the master lease agreement, the Lessee is required to pay, together with all other amounts then due and payable under the master lease agreement, in cash, an end of term buyout price equal to the lesser of: (a) $49,000 (five percent (5%) of the total invoice cost); or (b) the fair market value of the equipment, as determined by Utica.			The lesser of: (a) $162,000 (five percent (5%) of the Total Invoice Cost (as defined in the Master Lease Agreement)); or (b) the fair market value of the Equipment, as determined by Utica. Upon the expiration of the Amendment to the Master Lease Agreement, the Lessee is required to pay, together with all other amounts then due and payable under the Master Lease Agreement, in cash, an end of term buyout price equal to the lesser of: (a) $49,000 (five percent (5%) of the Total Invoice Cost (as defined in the Master Lease Agreement)); or (b) the fair market value of the Equipment, as determined by Utica.
Interest rate, capitalized lease						15.50%			15.30%
Debt issuance costs						$ 28,070			$ 37,114
Amortization of debt issuance costs						$ 3,015			23,821
Capital lease term			51 months
Lease rent monthly			$ 53,000
Number of months			3 months
Increased monthly rent			$ 85,322
Number of months for increased rent			48 months
Payments made to related party against loan taken for equipment					116,067				$ 704,993
Net lien release payment					$ 0
Master Lease Agreement [Member] | Utica [Member]
Financing Leases
Proceeds from capital lease								$ 980,000
Capital lease term								51 months
Lease rent monthly	$ 53,000							$ 25,807
Number of months	3 months
Late payment fee	$ 2,650			$ 5,300
Master Lease Agreement [Member] | First amendment lease documentst [Member]
Financing Leases
Administration fee		$ 2,500
Capital lease term		57 months
Lease rent monthly		$ 53,000
Number of months		10 months
Increased monthly rent		$ 85,322
Number of months for increased rent		47 months
Master Lease Agreement [Member] | Utica Leaseco, LLC [Member] | Equipment [Member]
Financing Leases
Proceeds from capital lease			$ 3,240,000